Note 22 - Commitments and Contingencies	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of commitments and contingent liabilities [text block]
22.	Commitments and contingencies:

Research and development contracts and contract research organizations agreements:

The Corporation utilizes contract manufacturing organizations related to the development and production of clinical material and clinical research organizations to perform services related to the Company’s clinical trials. Pursuant to these agreements with manufacturing and contract research organizations, the Corporation has the right to terminate the agreements either without penalties or under certain penalty conditions. For agreements which contain penalty conditions, the Company would be required to pay penalties of approximately
$109.

During Fiscal
2018,
the Corporation entered into a lease agreement, for its research and development and quality control laboratory facility located in Sherbrooke, Québec, resulting in a commitment of
$79
over the remaining lease term, which is committed in the next year.

Contingencies:

The Corporation evaluates contingencies on an ongoing basis and establishes loss provisions for matters in which losses are probable and the amount of the loss can be reasonably estimated. Refer to Note
25,
Subsequent Events.